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                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC  20549

                                 FORM 24F-2
                      Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.    Name and address of issuer:

        Dodge & Cox Stock Fund
        One Sansome Street, 35th Floor
        San Francisco, CA  94104

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
      classes):    [  X  ]


3.    Investment Company Act File Number:  811-1294

      Securities Act File Number: 2-22963

4(a). Last day of fiscal year for which this notice is filed:

               December 31, 1997

4(b). [    ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). ((See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [    ] Check box if this is the last time the issuer will be filing this Form.


5.    Calculation of registration fee:

      (i) Aggregate sale price of securities sold                $ 1,868,157,789
          during the fiscal year pursuant to                     ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $   484,030,127
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $           -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add               -$   484,030,127
          Items 5(ii) and 5(iii)]:                              ----------------

      (v) Net Sales - if Item 5(i) is greater than               $ 1,384,127,662
          Item 5(iv) [subtract Item 5(iv) from Item             ----------------
          5(i)]:

     (vi) Redemption credits available for use in    $         (-0-)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv)from
          Item 5(i)]:

    (vii) Multiplier for determining registration                x       .000295
          fee (See Instruction C.9):                            ----------------

   (viii) Registration fee due (multiply Item 5(v)               =$   408,317.66
          by Item 5(vii) (enter "0" if no fee is                ================
          due):
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6.   If the  response  to item 5(i) was  determined  by  deducting  an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                +$       N/A
                                                                ----------------

8. Total of the amount of the registration fee due plus any interest due [line 5 (viii plus line 7]:
                                                                =$    408,317.66
                                                                ================

9.  Date the registration fee and interest payment was sent to the
    Commission's lockbox depository:   March 23, 1998


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means



                                 SIGNATURES


This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



     By (Signature and Title)*

                              /s/ W. Timothy Ryan
                             -------------------------------------


                             -------------------------------------
                             W. Timothy Ryan, Secretary-Treasurer


     Date: March 25, 1998


* Please print the name and title of the signing officer below the signature.